o  MS P-2

                         SUPPLEMENT DATED MARCH 1, 2000
                              TO THE PROSPECTUS OF

                        FRANKLIN MUTUAL SERIES FUND INC.
                                DATED MAY 1, 1999

The prospectus is amended as follows:

I. The section "Management" on page 42 is replaced with the following:

[Insert graphic of briefcase] MANAGEMENT

Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, NJ 07078, is the funds' investment manager. Together, Franklin Mutual and its affiliates manage over $235 billion in assets.

Michael F. Price is Chairman of the Boards of Directors that oversee the management of the funds and Franklin Mutual.

The team responsible for the funds' management is led by Peter Langerman, Chief Executive Officer, and Robert Friedman, Chief Investment Officer, of Franklin Mutual. Mr. Friedman has the overall supervisory responsibility for the day to day management of all of the funds' portfolios. The team is comprised of the following individuals:

JEFFREY A. ALTMAN, SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL
Mr. Altman has been a manager of the funds since 1988. He joined the Franklin Templeton Group in 1996. Before November 1996, Mr. Altman was employed as a research analyst and trader for Heine Securities Corporation, the funds' former manager.

JAE CHUNG, PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Mr. Chung has been a manager of the funds since January 2000. He joined the Franklin Templeton Group in 1996. Previously, he was a financial analyst with the Oakmont Corporation.

ROBERT L. FRIEDMAN, CHIEF INVESTMENT OFFICER AND SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL
Mr. Friedman has been a manager of the funds since 1988. He joined the Franklin Templeton Group in 1996. Before November 1996, Mr. Friedman was employed as a research analyst for Heine Securities Corporation, the funds' former manager.

RAYMOND GAREA, SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL
Mr. Garea has been a manager of the funds since 1991. He joined the Franklin Templeton Group in 1996. Before November 1996, Mr. Garea was employed as a research analyst for Heine Securities Corporation, the funds' former manager.

PETER A. LANGERMAN, CHIEF EXECUTIVE OFFICER AND PRESIDENT OF FRANKLIN MUTUAL Mr. Langerman has been a manager of the funds since 1986. He joined the Franklin Templeton Group in 1996. Before November 1996, Mr. Langerman was employed as a research analyst for Heine Securities Corporation, the funds' former manager.

LAWRENCE N. SONDIKE, SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL
Mr. Sondike has been a manager of the funds since 1984. He joined the Franklin Templeton Group in 1996. Before November 1996, Mr. Sondike was employed as a research analyst for Heine Securities Corporation, the funds' former manager.

DAVID J. WINTERS CFA, SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL
Mr. Winters has been a manager of the funds since 1987. He joined the Franklin Templeton Group in 1996. Before November 1996, Mr. Winters was employed as a research analyst for Heine Securities Corporation, the funds' former manager.

In addition, the following Franklin Mutual employees serve as assistant portfolio managers:

JEFF DIAMOND, VICE PRESIDENT OF FRANKLIN MUTUAL
Mr. Diamond has been a manager of the funds since 1998, when he joined the Franklin Templeton Group. Previously, he was vice president and co-manager of Prudential Conservative Stock Fund.

SUSAN POTTO, VICE PRESIDENT OF FRANKLIN MUTUAL
Ms. Potto has been a manager of the funds since January 2000. She joined the Franklin Templeton Group in 1996. Before November 1996, Ms. Potto was employed as an equity analyst for Heine Securities Corporation, the funds' former manager.

The following portfolio and assistant portfolio managers have primary responsibility for investments in the following funds:

Mutual Beacon Fund        Larry Sondike and David Winters

Mutual Discovery Fund     David Winters and Jae Chung

Mutual European Fund      Rob Friedman and Jae Chung

Mutual Financial Services Ray Garea
Fund

Mutual Qualified Fund     Ray Garea and Assistant Portfolio Manager
                          Jeff Diamond

Mutual Shares Fund        Larry Sondike and Assistant Portfolio
                          Manager Susan Potto

Each fund pays Franklin Mutual a fee for managing the fund's assets. For the fiscal year ended December 31, 1998, Franklin Mutual agreed in advance to limit its fees. After October 31, 1999, the manager may end this arrangement at any time upon notice to the funds' Board of Directors. The table below shows the management fees paid by each fund, as a percentage of average daily net assets.

                                    MANAGEMENT
                                   FEES BEFORE         MANAGEMENT
                                ADVANCE WAIVER (%)    FEES PAID (%)
----------------------------------------------------------------------

Beacon                                 0.60               0.57

Discovery                              0.80               0.77

European                               0.80               0.80

Financial Services                     0.80               0.71

Qualified                              0.60               0.57

Shares                                 0.60               0.56

II. The following sentence is added after the minimum investments table on page 59:

Please note that you may only buy shares of a fund eligible for sale in your state or jurisdiction.

III. In the Selling Shares table on page 65 the section "By Wire" is replaced with the following:

[Insert graphic     You can call or write to have redemption
of three            proceeds sent to a bank account. See the
lightning bolts]    policies above for selling shares by mail or
                    phone.
BY ELECTRONIC FUNDS
TRANSFER (ACH)      Before requesting to have redemption proceeds
                    sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the ownership of the bank and fund accounts is different.

                    If we receive your request in proper form by 1:00 p.m. Pacific time, proceeds sent by ACH generally will be available within two to three business days.

IV. The sections "Waivers for investments from certain payments," "Waivers for certain investors," "CDSC waivers" and "Retirement plans," on pages 57 and 58, are replaced with the following:

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. For information about retirement plans, you may call Retirement Plan Services at 1-800/527-2020. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

V. The section "Dealer compensation" on page 68 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                      CLASS A    CLASS B    CLASS C
----------------------------------------------------------------------

COMMISSION (%)                             -      4.00       2.00

Investment under $50,000                5.00         -          -

$50,000 but under $100,000              3.75         -          -

$100,000 but under $250,000             2.80         -          -

$250,000 but under $500,000             2.00         -          -

$500,000 but under $1 million           1.60         -          -

$1 million or more                up to 1.00 1       -          -

12B-1 FEE TO DEALER                     0.25 2     0.25 3      1.00 4

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
2. Each fund may pay up to 0.35% to Distributors or others, out of which 0.10% generally will be retained by Distributors for its distribution expenses.
3. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
4. Dealers may be eligible to receive up to 0.25% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

VI. The section "Statements and reports" on page 66 is replaced with the following:

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the fund.


               Please keep this supplement for future reference.